Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net loss from continuing operations			$ (33,047)	$ (18,803)
Less: Net loss from continuing operations, attributable to noncontrolling interest			632	1,300
Deemed dividends from accretion of Series D-1 preferred stock			(2,684)	(2,511)
Loss from continuing operations attributable to common stockholders			(35,099)	(20,014)
Loss from discontinued operations, net of tax			0	(156)
Net loss attributable to common stockholders	$ 16,055	$ (6,255)	$ (35,099)	$ (20,170)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average ordinary shares outstanding, Basic	30,440,497	4,529,543	11,285,170	9,101,819
Weighted-average ordinary shares outstanding, Diluted	44,562,485	4,529,543	11,285,170	9,101,819
Continuing operations, Basic			$ (3.11)	$ (2.2)
Continuing operations, Dulited			(3.11)	(2.2)
Discontinued operations, Basic			0	(0.02)
Discontinued operations, Diluted			0	(0.02)
Net loss, Basic	$ 0.51	$ (1.38)	(3.11)	(2.22)
Net loss, Dulited	$ 0.36	$ (1.38)	$ (3.11)	$ (2.22)